Inventory (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Inventory (Details) [Line Items]
Inventory for impairment	$ 4,529,562		$ 4,529,562		$ 4,659,648
Bad debt provision	70,643	$ 224,557	63,285	$ 224,557
North America [Member]
Inventory (Details) [Line Items]
Inventory	$ 2,729,437		$ 2,729,437		$ 1,355,482